Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Total FST Corp. shareholders' equity	Non- controlling interests	Total
Balance at Dec. 31, 2022	$ 13,994,732	$ 4,443,095	$ 15,169,219	$ (1,185,548)	$ 32,421,498		$ 32,421,498
Balance (in Shares) at Dec. 31, 2022	41,964,919
Stock dividend distribution	$ 3,956,466		(3,956,466)
Stock dividend distribution (in Shares)	12,589,476
Net loss			(2,167,611)		(2,167,611)		(2,167,611)
Cash dividend distribution			(2,715,297)		(2,715,297)		(2,715,297)
Remeasurement of defined benefit obligations			(19,552)		(19,552)		(19,552)
Foreign currency translation adjustment				(26,625)	(26,625)		(26,625)
Balance at Dec. 31, 2023	$ 17,951,198	4,443,095	6,310,293	(1,212,173)	27,492,413		27,492,413
Balance (in Shares) at Dec. 31, 2023	54,554,395
Net loss			(3,235,175)		(3,235,175)		(3,235,175)
FST Restructuring	$ (17,947,423)	17,803,874	(20,768)		(164,317)	164,317
FST Restructuring (in Shares)	(16,805,014)
Remeasurement of defined benefit obligations				1,591	1,591		1,591
Foreign currency translation adjustment				(1,260,555)	(1,260,555)		(1,260,555)
Balance at Dec. 31, 2024	$ 3,775	$ 22,246,969	$ 3,054,350	$ (2,471,137)	$ 22,833,957	$ 164,317	$ 22,998,274
Balance (in Shares) at Dec. 31, 2024	37,749,381